Investment Objectives and Goals - Bitwise Crypto Industry Innovators ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Crypto Industry Innovators ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”).